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[Janus Letterhead]


December 8, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS ADVISER SERIES (the "Trust")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Trust, enclosed please find Post-Effective Amendment No. 36 and Amendment No. 37 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, respectively, to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Trust is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing four new series of the Registrant: Janus Institutional Money Market Fund, Janus Institutional Tax-Exempt Money Market Fund, Janus Institutional Government Money Market Fund, and Janus Institutional Cash Management Fund (the "Funds") each with their respective classes shown below. The following Red Herring Prospectuses and Statements of Additional Information ("SAIs") are included in this filing:

     - Janus Institutional Money Market Fund, Janus Institutional Tax-Exempt Money Market Fund, Janus Institutional Government Money Market Fund
              o   Premium Shares Prospectus
              o   Primary Shares Prospectus
              o   Select Shares Prospectus
              o   Institutional Shares Prospectus
              o   Service Shares Prospectus
     -   Janus Institutional Cash Management Fund
              o   Premium Shares Prospectus
              o   Institutional Shares Prospectus
     - Janus Institutional Money Market Fund, Janus Institutional Tax-Exempt Money Market Fund, Janus Institutional Government Money Market Fund
              o   Premium Shares SAI
              o   Primary Shares SAI
              o   Select Shares SAI
              o   Institutional Shares SAI
              o   Service Shares SAI
     -   Janus Institutional Cash Management Fund
              o   Premium Shares SAI
              o   Institutional Shares SAI

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The prospectuses and SAIs comprising the Amendment are marked as follows:

     - The Prospectuses are each marked against Janus Adviser Series Prospectuses dated November 28, 2006.

     - The SAIs are each marked against the Janus Adviser Money Market Fund SAI dated November 28, 2006.

The Registrant respectfully requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 23, 2007 pursuant to paragraph (a)(2) of Rule 485.

Please call me at (303) 394-6459 with any questions or comments.

Sincerely,

/s/ Stephanie Grauerholz-Lofton

Stephanie Grauerholz-Lofton, Esq.
Assistant Vice-President & Associate Counsel

cc:  Greg Dulski, Esq.
     Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Richard C. Noyes, Esq.
     Cindy Antonson
     Donna Brungardt